Note 10 - Long-term Debt	12 Months Ended
Dec. 31, 2020
Notes to Financial Statements
Long-term Debt [Text Block]
10.
Long-Term Debt:

The amounts shown in the accompanying consolidated balance sheets consist of the following:

Borrower(s)			December 31, 2019	December 31, 2020
A.	Term Loans:
	1.	Mas Shipping Co.	-	-
	2.	Montes Shipping Co. and Kelsen Shipping Co.	22,000	-
	3.	Undine Shipping Co., Quentin Shipping Co. and Sander Shipping Co.	-	-
	4.	Raymond Shipping Co. and Terance Shipping Co.	-	-
	5.	Uriza Shipping S.A.	23,833	-
	6.	Costis Maritime Corporation, Christos Maritime Corporation and Capetanissa Maritime Corporation	65,375	-
	7.	Rena Maritime Corporation, Finch Shipping Co. and Joyner Carriers S.A.	18,080	-
	8.	Nerida Shipping Co.	13,575	11,775
	9.	Costamare Inc.	155,195	-
	10.	Singleton Shipping Co. and Tatum Shipping Co.	44,000	40,800
	11.	Reddick Shipping Co. and Verandi Shipping Co.	20,120	15,240
	12.	Costamare. Inc.	36,385	34,188
	13.	Bastian Shipping Co. and Cadence Shipping Co.	128,400	113,200
	14.	Adele Shipping Co.	66,500	60,500
	15.	Costamare Inc.	147,110	135,550
	16.	Quentin Shipping Co. and Sander Shipping Co.	91,239	80,943
	17.	Costamare Inc.	-	27,666
	18.	Capetanissa Maritime Corporation et al.	-	65,500
	19.	Caravokyra Maritime Corporation et al.	-	64,800
	20.	Achilleas Maritime Corporation et al.	-	58,396
	21.	Kelsen Shipping Co.	-	8,100
	22.	Uriza Shipping S.A.	-	20,000
		Total Term Loans	$831,812	$736,658
B.	Other financing arrangements		594,350	728,961
		Total long-term debt	$1,426,162	$1,465,619
		Less: Deferred financing costs	(9,012)	(13,406)
		Total long-term debt, net	1,417,150	1,452,213
		Less: Long-term debt current portion	(213,022)	(149,910)
		Add: Deferred financing costs, current portion	2,277	2,773
		Total long-term debt, non-current, net	$1,206,405	$1,305,076

A. Term Loans:

1.
In
January 2008,
Mas Shipping Co., a wholly-owned subsidiary of the Company, entered into a loan agreement with a bank for an amount of up to
$75,000
in order to partly finance the acquisition cost of the vessel
Kokura
. On
August 3, 2017,
the Company prepaid the amount of
$1,000
on the then outstanding balance.
On
February 16, 2018,
Mas Shipping Co. entered into a supplemental agreement with the bank pursuant to which Mas Shipping Co. repaid
$1,000
in
February 2018
and the bank agreed to extend the maturity of the loan until
February 2019.
During the year ended
December 31, 2019,
the outstanding balance of the loan of
$9,125
was fully repaid.

2.
In
December 2007,
Montes Shipping Co. and Kelsen Shipping Co. entered into a loan agreement with a bank for an amount of up to
$150,000
in the aggregate (
$
75,000
each) on a joint and several basis in order to partly finance the acquisition cost of the vessels
Maersk Kawasaki
and
Kure
. On
January 27, 2016,
both companies (each a subsidiary of the Company) entered into a supplemental agreement with the bank in order to extend the repayment of the then outstanding loan amount of
$66,000
and amend the repayment schedule. On
June 19, 2017,
the Company prepaid
$6,000
on the then outstanding balance. On
June 29, 2020,
the Company prepaid
$8,500,
due to the sale of
Kawasaki
(ex.
Maersk Kawasaki
) (Note
6
), on the then outstanding balance. On
December 17, 2020,
the outstanding balance of
$8,500
was fully repaid.

3.
In
August 2011,
Undine Shipping Co., Quentin Shipping Co. and Sander Shipping Co., wholly-owned subsidiaries of Costamare, concluded a credit facility with a consortium of banks, as joint-and-several borrowers, for an amount of up to
$229,200
to finance part of the construction cost of their respective vessels. The facility has been drawn down in three
tranches. On
July 17, 2019,
the Company fully repaid the outstanding balance of
$48,385
relating to
Vantage
and on
July 26, 2019,
the Company fully repaid the outstanding balance of
$90,403
in aggregate relating to
Valor
and
Valiant
.

4.
In
October 2011,
Raymond Shipping Co. and Terance Shipping Co., wholly-owned subsidiaries of the Company, concluded a credit facility with a consortium of banks, as joint and several borrowers, for an amount of up to
$152,800
to finance part of the acquisition cost of their respective vessels. On
July 17, 2019,
the Company fully repaid the outstanding balance of
$88,678
in aggregate relating to
Valence
and
Value
.

5.
On
May 6, 2016,
Uriza Shipping S.A., entered into a loan agreement with a bank for an amount of up to
$39,000
for general corporate purposes. On
May 11, 2016
the Company drew the amount of
$39,000.
On
November 12, 2020,
the Company fully prepaid the outstanding balance of
$19,500.

6.
In
May 2008,
Costis Maritime Corporation and Christos Maritime Corporation entered into a loan agreement with a bank for an amount of up to
$150,000
in the aggregate (
$75,000
each) on a joint and several basis in order to partly finance the acquisition cost of the vessels
York
and
Sealand Washington
. In
June 2006,
Capetanissa Maritime Corporation entered into a loan agreement with a bank for an amount of up to
$90,000,
in order to partly finance the acquisition cost of the vessel
Cosco Beijing
. On
August 10, 2016,
Costis Maritime Corporation, Christos Maritime Corporation and Capetanissa Maritime Corporation
entered into a loan agreement with a bank in order to extend the repayment and amend the repayment profile of the then outstanding loans in the amounts of
$116,500
in aggregate. On
July 21, 2017,
the Company prepaid the amount of
$4,000
and on
June 26, 2018,
the Company prepaid another
$4,000.
On
May 7, 2020,
the outstanding balance of the loan was fully repaid.

7.
In
February 2006,
Rena Maritime Corporation entered into a loan agreement with a bank for an amount of up to
$90,000
in order to partly finance the acquisition cost of the vessel
Cosco Guangzhou
. On
December 22, 2016,
Rena Maritime Corporation, Finch Shipping Co. and Joyner Carriers S.A.
entered into a new loan agreement with a bank in order to fully refinance the then outstanding loan of
$37,500
and finance the working capital needs of the
Finch Shipping Co. and Joyner Carriers S.A
. On
January 24, 2020,
the Company prepaid the amount
$1,385
due to the sale of the vessel
Neapolis
(Note
6
). On
May 7, 2020,
the outstanding balance of the loan was fully repaid.

8.
On
August 1, 2017,
Nerida Shipping Co. entered into a loan agreement with a bank for an amount of up to
$17,625
for the purpose of financing general corporate purposes relating to
Maersk Kowloon
. On
August 3, 2017
the Company drew the amount of
$17,625.
As of
December 31, 2020,
the outstanding balance of
$11,775
is repayable in
7
equal quarterly installments of
$450,
from
February 2021
to
July 2022
and a balloon payment of
$8,625
payable together with the last installment.

9.
On
March 7, 2018,
the Company entered into a loan agreement with a bank for an amount of
$233,000
in order to partially refinance a previously held loan. The facility has been drawn down in two
tranches on
March 23, 2018.
The Company prepaid on
May 29, 2018
the amount of
$4,477
due to the sale of the container vessel
Itea
and also prepaid on
March 22, 2019
the amount of
$5,805
due to the sale of the container vessel
Piraeus
. During the year ended
December 31, 2020,
the Company fully prepaid the outstanding balance of the loan.

10.
On
July 17, 2018,
Tatum Shipping Co. and Singleton Shipping Co. entered into a loan agreement with a bank for an amount of up to
$48,000,
for the purpose of financing general corporate purposes relating to the vessels
Megalopolis
and
Marathopolis
. The facility has been drawn down in
two
tranches on
July 20, 2018
and
August 2, 2018.
As of
December 31, 2020,
the outstanding balance of Tranche A of
$20,400
is repayable in
19
equal quarterly installments of
$400,
from
January 2021
to
June 2025
and a balloon payment of
$12,800
payable together with the last installment. As of
December 31, 2020,
the outstanding balance of Tranche B of
$20,400
is repayable in
19
equal quarterly installments of
$400,
from
February 2021
to
July 2025
and a balloon payment of
$12,800
payable together with the last installment.

11.
On
October 26, 2018,
Reddick Shipping Co. and Verandi Shipping Co., entered into a loan agreement with a bank for an amount of up to
$25,000,
for the purpose of financing general corporate purposes relating to the vessels
Maersk Kleven
and
Maersk Kotka
. The facility has been drawn down in
two
tranches on
October 30, 2018.
As of
December 31, 2020,
the outstanding balance of each tranche of
$7,620
is repayable in
2
equal quarterly installments of
$610
each, from
January 2021
to
April 2021
and a balloon payment of
$6,400
each payable together with the last installment.

12.
On
November 27, 2018,
the Company entered into a loan agreement with a bank for an amount of
$55,000
in order to refinance previously held loans. The facility has been drawn down in two
tranches. Tranche A of
$28,000
was drawn down on
November 30, 2018
and Tranche B (the revolving part of the loan) of
$27,000
was drawn down on
December 11, 2018.
During the year ended
December 31, 2019
and following the sale of the vessels
MSC Pylos
,
Sierra II
,
Reunion
and
Namibia II
, the Company prepaid in aggregate, the amount of
$10,615.
On
November 11, 2020,
the Company drew down the amount of
$5,803
under the revolving part of the loan and provided the vessel
JPO Scorpius
as additional security. As of
December 31, 2020,
the outstanding balance of Tranche A of
$12,000
is repayable in
12
equal quarterly installments of
$1,000,
from
February 2021
to
November 2023.
As of
December 31, 2020,
the outstanding balance of Tranche B of
$22,188
is payable in
November 2023.

13.
On
June 18, 2019,
Bastian Shipping Co. and Cadence Shipping Co., entered into a loan agreement with a bank for an amount of up to
$136,000,
for the purpose of financing the acquisition costs of
MSC Ajaccio
and
MSC Amalfi
(Note
11
) and general corporate purposes relating to the
two
vessels. The facility was drawn down in
two
tranches on
June 24, 2019.
As of
December 31, 2020,
the aggregate outstanding balance of the
two
tranches of
$113,200
is repayable in
26
variable quarterly installments, from
March 2021
to
June 2027
and a balloon payment per tranche of
$14,400
payable together with the last installment.

14.
On
June 24, 2019,
Adele Shipping Co. entered into a loan agreement with a bank for an amount of up to
$68,000,
for the purpose of financing the acquisition cost of
MSC Azov
(Note
11
) and general corporate purposes relating to the vessel. The facility was drawn down on
July 12, 2019.
As of
December 31, 2020,
the outstanding balance of the loan of
$60,500
is repayable in
23
equal quarterly installments of
$1,500,
from
January 2021
to
June 2026
and a balloon payment of
$26,000
payable together with the last installment.

15.
On
June 28, 2019,
the Company entered into a loan agreement with a bank for an amount of up to
$150,000,
in order to partially refinance
two
term loans. Vessels
Value
,
Valence
and
Vantage
were provided as security. The facility was drawn down in
three
tranches on
July 15, 2019.
As of
December 31, 2020,
the outstanding balance of each tranche of
$45,183,
is repayable in
19
equal quarterly installments of
$963.3
from
January 2021
to
July 2025
and a balloon payment of
$26,880,
each payable together with the last installment.

16.
On
July 18, 2019,
the Company entered into a loan agreement with a bank for an amount of up to
$94,000,
in order to partially refinance
one
term loan. Vessels
Valor
and
Valiant
were provided as security. The facility was drawn down in
two
tranches on
July 24, 2019.
As of
December 31, 2020,
the outstanding balance of each tranche of
$40,472,
is repayable in
19
equal quarterly installments of
$1,005.7
from
January 2021
to
July 2025
and a balloon payment of
$21,364
each payable together with the last installment.

17.
On
February 13, 2020,
the Company entered into a loan agreement with a bank for an amount of up to
$30,000
in order to partly finance the acquisition cost of the vessels
Vulpecula
,
Volans
,
Virgo
and
Vela
(Note
6
). On
February 18, 2020,
the Company drew down the amount of
$30,000
in
four
tranches. As of
December 31, 2020,
the aggregate outstanding balance of tranche A, B, C and D of
$27,666
is repayable in
13
equal quarterly installments of
$194,
$199,
$190
and
$195,
respectively, from
February 2021
to
February 2024
and a balloon payment of
$4,646,
$4,566,
$4,210
and
$4,130
respectively, payable together with the last installment.

18.
On
April 24, 2020,
Capetanissa Maritime Corporation, Christos Maritime Corporation, Costis Maritime Corporation, Joyner Carriers S.A.
and Rena Maritime Corporation, entered into a loan agreement with a bank for an amount of up to
$70,000,
in order to refinance
two
term loans.
The facility was drawn down on
May 6, 2020.
As of
December 31, 2020,
the outstanding balance of
$65,500
is repayable in
18
equal quarterly installments of
$2,250
from
February 2021
to
May 2025
and a balloon payment of
$25,000
payable together with the last installment.

19.
On
May 29, 2020,
Caravokyra Maritime Corporation, Costachille Maritime Corporation, Kalamata Shipping Corporation, Marina Maritime Corporation, Navarino Maritime Corporation and Merten Shipping Co., entered into a loan agreement with a bank for an amount of up to
$70,000,
in order to partly refinance
one
term loan.
The facility was drawn down on
June 4, 2020.
As of
December 31, 2020,
the outstanding balance of
$64,800
is repayable in
18
variable quarterly installments from
March 2021
to
June 2025
and a balloon payment of
$29,200
payable together with the last installment.

20.
On
June 11, 2020,
Achilleas Maritime Corporation, Angistri Corporation, Fanakos Maritime Corporation, Fastsailing Maritime Co., Flow Shipping Co., Idris Shipping Co., Leroy Shipping Co., Lindner Shipping Co., Miko Shipping Co., Spedding Shipping Co., Takoulis Maritime Corporation and Timpson Shipping Co., entered into a loan agreement with a bank for an amount of up to
$70,000,
in order to partly refinance
one
term loan.
The facility was drawn down on
June 17, 2020.
On
September 10, 2020
and
September 16, 2020,
the Company prepaid
$1,450
and
$4,878,
respectively due to the sale of
Zagora
and
Singapore Express
(Note
6
), on the then outstanding balance. As of
December 31, 2020,
the outstanding balance of
$58,396
is repayable in
14
equal quarterly installments of
$2,637.8
from
March 2021
to
June 2024
and a balloon payment of
$21,467
payable together with the last installment. As of
December 31, 2020,
the vessel
Halifax Express
was classified as “held for sale” (Note
6
) and the then outstanding amount of
$4,861
is included in the Current portion of long-term debt, net of deferred financing costs in the accompanying
2020
balance sheet.

21.
On
December 15, 2020,
Kelsen Shipping Co. entered into a loan agreement with a bank for an amount of
$8,100,
in order to partially refinance
one
term loan. The facility was drawn down on
December 17, 2020.
As of
December 31, 2020,
the outstanding balance of the loan of
$8,100
is repayable in
4
equal semi-annual installments of
$2,025,
from
June 2021
to
December 2022.

22.
On
November 10, 2020,
Uriza Shipping S.A. entered into a loan agreement with a bank for an amount of
$20,000,
in order to refinance
one
term loan. The facility was drawn down on
November 12, 2020.
As of
December 31, 2020,
the outstanding balance of the loan of
$20,000
is repayable in
20
equal quarterly installments of
$650,
from
February 2021
to
November 2025
and a balloon payment of
$7,000
payable together with the last installment.

The term loans discussed above bear interest at LIBOR plus a spread and are secured by, inter alia, (a)
first
-priority mortgages over the financed vessels, (b)
first
priority assignments of all insurances and earnings of the mortgaged vessels and (c) corporate guarantees of Costamare or its subsidiaries, as the case may
be. The loan agreements contain usual ship finance covenants, including restrictions as to changes in management and ownership of the vessels, as to additional indebtedness and as to further mortgaging of vessels, as well as minimum requirements regarding hull Value Maintenance Clauses in the range of
105%
to
125%,
restrictions on dividend payments if an event of default has occurred and is continuing or would occur as a result of the payment of such dividend and may
also require the Company to maintain minimum liquidity, minimum net worth, interest coverage and leverage ratios, as defined.

B. Other Financing Arrangements

1.
In
August 2018,
the Company, through
five
wholly-owned subsidiaries, entered into
five
pre and post-delivery financing agreements with a financial institution for the five
newbuild containerships (Note
6
). The Company is required to repurchase each underlying vessel at the end of the lease and as such it has assessed that under ASC
606,
the advances paid for the vessels under construction are
not
derecognized and the amounts received are accounted for as financing arrangements. The financing arrangements bear fixed interest and the interest expense incurred for the year ended
December 31, 2020
amounted to
$3,274
(
$2,459
for the year ended
December 31, 2019),
in the aggregate, and is capitalized in “Vessels and advances, net” in the accompanying
2020
consolidated balance sheet. The total financial liability under these financing agreements is repayable in
121
monthly installments beginning upon vessel delivery date including the amount of purchase obligation at the end of the agreements. As of
December 31, 2020
and following the delivery of the
first
three
newbuilds (Note
6
),
the aggregate outstanding amount of their financing arrangements is repayable in various installments from
January 2021
to
September 2030
including the amount of purchase obligation at the end of each financing agreement. The financing arrangements bear fixed interest and for the year ended
December 31, 2020,
the interest expense incurred amounted to
$4,191,
in aggregate, and is included in Interest and finance costs in the accompanying consolidated statements of operations.

2.
On
November 12, 2018,
the Company, as discussed in Notes
6
and
9
above, entered into a Share Purchase Agreement with York. As at that date, the Company assumed the financing agreements that the five
ship-owning companies had entered into for their vessels along with the obligation to pay the remaining part of the consideration under the provisions of the Share Purchase Agreement within the next
18
months from the date of the transaction. According to the financing arrangements, the Company is required to repurchase each underlying vessel at the end of the lease and as such it has assessed that under ASC
606
and ASC
840
the assumed financial liability is accounted for as a financing arrangement.
The amount payable to York has been accounted for under ASC
480
-Distinguishing liabilities from equity and has been measured under ASC
835
-
30
- Imputation of interest in accordance with the interest method. On
May 12, 2020,
the outstanding amount of the Company's obligation to York was fully repaid. As at
December 31, 2020,
the aggregate outstanding amount of the
five
financing arrangements is repayable in various installments
from
January 2021
to
October 2028
and a balloon payment for each of the
five
financing arrangements of
$32,022,
payable together with the last installment. The financing arrangements bear fixed interest and for the year ended
December 31, 2020,
the interest expense incurred amounted to
$28,410
(
$31,196
for the year ended
December 31, 2019
and
$4,429
for the period from
November 12, 2018
to
December 31, 2018),
in aggregate, and is included in Interest and finance costs in the accompanying consolidated statements of operations.

As of
December 31, 2020,
the aggregate outstanding balance of the financing arrangements under (
1
) and (
2
) above was
$728,961.

The annual repayments under the Term Loans and Other Financing Arrangements after
December 31, 2020,
are in the aggregate as follows:

Year ending December 31,	Amount
2021	$149,910
2022	137,399
2023	148,111
2024	152,422
2025	306,273
2026 and thereafter	571,504
Total	$1,465,619

The interest rate of Costamare's long-term debt as at
December 31, 2018,
2019
and
2020,
was in the range of
3.66%
-
6.42%,
3.75%
-
6.34%
and
2.07%
-
6.34%,
respectively. The weighted average interest rate of Costamare's long-term debt as at
December 31, 2018,
2019
and
2020,
was
5.3%,
4.8%
and
4.1%,
respectively.

Total interest expense incurred on long-term debt including the effect of the hedging interest rate swaps (discussed in Notes
16
and
18
) and capitalized interest for the years ended
December 31, 2018,
2019
and
2020,
amounted to
$40,412,
$71,293
and
$62,223,
respectively. Of the above amounts,
$40,412,
$71,293
and
$62,223,
are included in Interest and finance costs in the accompanying consolidated statements of operations for the years ended
December 31, 2018,
2019
and
2020,
respectively, whereas in
2018
an amount of
$808
is capitalized and included in (a) Vessels and Advances, net (
$797
) and (b) the
2018
consolidated statement of comprehensive income (
$11
), representing net settlements on interest rate swaps qualifying for cash flow hedge. In
2019,
an amount of
$2,459
is capitalized and included in Vessels and Advances, net in the consolidated balance sheet as of
December 31, 2019
and in
2020,
an amount of
$3,274
is capitalized and included in Vessels and Advances, net in the consolidated balance sheet as of
December 31, 2020.

C. Financing Costs

The amounts of financing costs included in the loan balances and finance lease liabilities (Note
11
) are as follows
:

Balance, January 1, 2019	$11,474
Additions	3,891
Amortization and write-off	(4,491)
Balance, December 31, 2019	10,874
Additions	7,478
Amortization and write-off	(3,645)
Transfers and other movements	(627)
Balance, December 31, 2020	$14,080
Less: Current portion of financing costs	(2,969)
Financing costs, non-current portion	$11,111

Financing costs represent legal fees and fees paid to the lenders for the conclusion of the Company's financing. The amortization and write-off of loan financing costs is included in interest and finance costs in the accompanying consolidated statements of operations (Note
16
).